Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of Other Components of Equity
Summary of Changes in Other Capital Surplus
Summary of Changes in Accumulated Other Comprehensive Income (Loss)
Summary of Changes in Other equity